Financial Instruments Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Jan. 01, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	$ 34,000	$ 35,400	$ 35,804	$ 25,325	$ 11,520	$ 11,055	$ 34,000	$ 25,325	$ 31,078	$ 11,155
Financing Receivable, Credit Loss, Expense (Reversal)	(3,036)	275	10,640	21,496	(163)	8,880
Financing Receivable, Allowance for Credit Loss	100,700	103,736	103,461	83,513	62,017	62,180	100,700	83,513	92,821	53,300
Sales-Type or Direct Financing [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Credit Loss Expense (Reversal)	(1,400)	(404)	4,726	13,805	465	(100)	2,900	14,200
Loans Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Accounts and Financing Receivable, Allowance for Credit Loss	4,300	4,000	3,745	4,674	3,797	3,714	4,300	4,674	4,726	3,714
Financing Receivable, Credit Loss, Expense (Reversal)	300	255	(981)	877	83	0
Financial Guarantee [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Off-Balance Sheet, Credit Loss, Liability	1,800	2,000	2,298	1,566	1,851	2,139	1,800	1,566	2,080	2,139
Off-Balance Sheet, Credit Loss, Liability, Credit Loss Expense (Reversal)	(200)	(298)	218	(285)	(288)	0
Equity Method Investments [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Net Investment in Lease, Allowance for Credit Loss	60,600	62,336	61,614	51,948	44,849	45,272	60,600	51,948	$ 54,937	$ 36,292
Net Investment in Lease, Credit Loss Expense (Reversal)	$ (1,736)	$ 722	$ 6,677	$ 7,099	$ (423)	$ 8,980	$ 5,700	$ 15,700